Share-Based Compensation - Summary of Number of Shares Available for Issuance (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares available for issuance
Balance at the beginning of the period (in shares)	11,527	8,399	13,833
Additions (in shares)	3,641	3,594	3,512
Granted (in shares)	(13,736)	(3,005)	(10,849)
Cancelled/forfeited (in shares)	5,201	2,539	1,903
Balance at the end of the period (in shares)	6,633	11,527	8,399